Share-based compensation - Summary of Employee Stock Options (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average share price at grant date | $ / shares	$ 1.75	$ 3.45	$ 16.86
Expected price volatility of the Company's shares (%)			33.00%
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Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	6	6	6
Expected price volatility of the Company's shares (%)	50.00%	35.00%
Risk-free interest rate (%)	3.84%	2.81%	1.09%
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Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	8	8	8
Expected price volatility of the Company's shares (%)	55.00%	37.00%
Risk-free interest rate (%)	4.61%	3.96%	1.48%